Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen				Thousands of U.S. Dollars
	2013		2014		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Other investments for which it is:
Practicable to estimate fair value	¥1,309,923	¥1,309,923	¥3,751,011	¥3,751,011	$36,425	$36,425
Not practicable	2,461,339	-	2,604,806	-	25,294	-
Noncurrent refundable insurance policies (other assets)	64,020	64,020	63,062	63,062	612	612